PROPERTY, PLANT AND EQUIPMENT, NET - Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment
Property, plant and equipment, beginning balance			$ 6,261,887	$ 6,431,578
Acquisition of business (note 3)			904,780
Translation differences			338	619
Impairment charge (2)			(42,316)	(99,000)	$ 0
Additions			1,078,185	487,228
Capitalized borrowing costs	$ 400	$ 6,300	0	403
Disposals / Consumptions			(41,820)	(28,395)
Indexation			10,626	17,945
Transfers			(3,117)	(2,341)
Depreciation charge			(573,192)	(546,150)
Property, plant and equipment, ending balance	6,261,887	6,431,578	7,637,687	6,261,887	6,431,578
Cost
Property, plant and equipment
Property, plant and equipment, beginning balance			13,869,608	13,714,435
Property, plant and equipment, ending balance	13,869,608	13,714,435	15,803,559	13,869,608	13,714,435
Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance			(7,607,721)	(7,282,857)
Property, plant and equipment, ending balance	(7,607,721)	(7,282,857)	(8,165,872)	(7,607,721)	(7,282,857)
Land
Property, plant and equipment
Property, plant and equipment, beginning balance			607,971	594,744
Acquisition of business (note 3)			93,842
Translation differences			(41)	139
Impairment charge (2)				0
Additions			70,415	5,342
Capitalized borrowing costs				0
Disposals / Consumptions			(2,314)	(953)
Indexation			0	0
Transfers			4,179	8,699
Depreciation charge			0	0
Property, plant and equipment, ending balance	607,971	594,744	774,052	607,971	594,744
Land | Cost
Property, plant and equipment
Property, plant and equipment, beginning balance			607,971	594,744
Property, plant and equipment, ending balance	607,971	594,744	774,052	607,971	594,744
Land | Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance			0	0
Property, plant and equipment, ending balance	0	0	0	0	0
Buildings and improvements
Property, plant and equipment
Property, plant and equipment, beginning balance			2,078,116	2,133,085
Acquisition of business (note 3)			170,609
Translation differences			358	325
Impairment charge (2)				(53,635)
Additions			5,333	2,423
Capitalized borrowing costs				0
Disposals / Consumptions			(409)	(1,133)
Indexation			0	0
Transfers			139,552	144,914
Depreciation charge			(148,406)	(147,863)
Property, plant and equipment, ending balance	2,078,116	2,133,085	2,245,153	2,078,116	2,133,085
Buildings and improvements | Cost
Property, plant and equipment
Property, plant and equipment, beginning balance			4,091,108	4,023,271
Property, plant and equipment, ending balance	4,091,108	4,023,271	4,407,345	4,091,108	4,023,271
Buildings and improvements | Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance			(2,012,992)	(1,890,186)
Property, plant and equipment, ending balance	(2,012,992)	(1,890,186)	(2,162,192)	(2,012,992)	(1,890,186)
Production equipment
Property, plant and equipment
Property, plant and equipment, beginning balance			2,620,817	2,720,891
Acquisition of business (note 3)			407,931
Translation differences			1,810	123
Impairment charge (2)				(45,365)
Additions			24,861	913
Capitalized borrowing costs				0
Disposals / Consumptions			(388)	(1,056)
Indexation			0	0
Transfers			343,301	273,885
Depreciation charge			(346,531)	(328,574)
Property, plant and equipment, ending balance	2,620,817	2,720,891	3,051,801	2,620,817	2,720,891
Production equipment | Cost
Property, plant and equipment
Property, plant and equipment, beginning balance			7,744,607	7,707,052
Property, plant and equipment, ending balance	7,744,607	7,707,052	8,514,780	7,744,607	7,707,052
Production equipment | Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance			(5,123,790)	(4,986,161)
Property, plant and equipment, ending balance	(5,123,790)	(4,986,161)	(5,462,979)	(5,123,790)	(4,986,161)
Vehicles, furniture and fixtures
Property, plant and equipment
Property, plant and equipment, beginning balance			54,870	54,106
Acquisition of business (note 3)			10,880
Translation differences			53	23
Impairment charge (2)				0
Additions			2,903	2,337
Capitalized borrowing costs				0
Disposals / Consumptions			(952)	(842)
Indexation			0	0
Transfers			27,825	18,660
Depreciation charge			(21,674)	(19,414)
Property, plant and equipment, ending balance	54,870	54,106	73,905	54,870	54,106
Vehicles, furniture and fixtures | Cost
Property, plant and equipment
Property, plant and equipment, beginning balance			309,469	294,356
Property, plant and equipment, ending balance	309,469	294,356	344,859	309,469	294,356
Vehicles, furniture and fixtures | Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance			(254,599)	(240,250)
Property, plant and equipment, ending balance	(254,599)	(240,250)	(270,954)	(254,599)	(240,250)
Work in progress
Property, plant and equipment
Property, plant and equipment, beginning balance			547,102	563,082
Acquisition of business (note 3)			173,100
Translation differences			(790)	9
Impairment charge (2)				0
Additions			921,175	433,269
Capitalized borrowing costs				403
Disposals / Consumptions			(1,861)	(1,162)
Indexation			0	0
Transfers			(517,722)	(448,499)
Depreciation charge			0	0
Property, plant and equipment, ending balance	547,102	563,082	1,121,004	547,102	563,082
Work in progress | Cost
Property, plant and equipment
Property, plant and equipment, beginning balance			547,102	563,082
Property, plant and equipment, ending balance	547,102	563,082	1,121,004	547,102	563,082
Work in progress | Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance			0	0
Property, plant and equipment, ending balance	0	0	0	0	0
Spare parts
Property, plant and equipment
Property, plant and equipment, beginning balance			142,867	137,167
Acquisition of business (note 3)			27,986
Translation differences			(183)	0
Impairment charge (2)				0
Additions			37,437	28,983
Capitalized borrowing costs				0
Disposals / Consumptions			(35,792)	(22,210)
Indexation			0	0
Transfers			(252)	0
Depreciation charge			(411)	(1,073)
Property, plant and equipment, ending balance	142,867	137,167	171,652	142,867	137,167
Spare parts | Cost
Property, plant and equipment
Property, plant and equipment, beginning balance			173,731	166,959
Property, plant and equipment, ending balance	173,731	166,959	202,923	173,731	166,959
Spare parts | Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance			(30,864)	(29,792)
Property, plant and equipment, ending balance	(30,864)	(29,792)	(31,271)	(30,864)	(29,792)
Right-of-use assets
Property, plant and equipment
Property, plant and equipment, beginning balance			210,144	228,503
Acquisition of business (note 3)			20,432
Translation differences			(869)	0
Impairment charge (2)				0
Additions			16,061	13,961
Capitalized borrowing costs				0
Disposals / Consumptions			(104)	(1,039)
Indexation			10,626	17,945
Transfers			0	0
Depreciation charge			(56,170)	(49,226)
Property, plant and equipment, ending balance	210,144	228,503	200,120	210,144	228,503
Right-of-use assets | Cost
Property, plant and equipment
Property, plant and equipment, beginning balance			395,620	364,971
Property, plant and equipment, ending balance	395,620	364,971	438,596	395,620	364,971
Right-of-use assets | Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance			(185,476)	(136,468)
Property, plant and equipment, ending balance	$ (185,476)	$ (136,468)	$ (238,476)	$ (185,476)	$ (136,468)